Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Employees' 401(k) Savings and Investment Plan
Fair Value Measurements
Schedule of Plan's Assets Fair Value Hierarchy

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Mutual Funds	$34,127,309	$—	$—	$34,127,309
Saga Common Stock	1,957,750	—	—	1,957,750
Investments at fair value	$36,085,059	$—	$—	$36,085,059

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Mutual Funds	$32,481,982	$—	$—	$32,481,982
Saga Common Stock	1,749,174	—	—	1,749,174
Investments at fair value	$34,231,156	$—	$—	$34,231,156